FAIR VALUE MEASUREMENT (Details) In Millions, unless otherwise specified	Dec. 31, 2014 Currency Contracts [Member] Fair Value, Inputs, Level 1 [Member] CAD		Dec. 31, 2014 Currency Contracts [Member] Fair Value, Inputs, Level 2 [Member] CAD		Dec. 31, 2013 Currency Contracts [Member] Fair Value, Inputs, Level 2 [Member] CAD		Dec. 31, 2014 Commodity contracts [Member] Fair Value, Inputs, Level 1 [Member] USD ($)		Dec. 31, 2014 Commodity contracts [Member] Fair Value, Inputs, Level 2 [Member] USD ($)		Dec. 31, 2013 Commodity contracts [Member] Fair Value, Inputs, Level 2 [Member] USD ($)
Liabilities
Accounts Payable and Accrued Liabilities	2.0	[1]	1.9	[1]	0	[1]	$ 2.0	[2]	$ 0.1	[2]	$ 0	[2]

[1]	The fair value of forward currency contracts is measured using the discounted difference between contractual rates and market future rates. Interest rates, forward market rates, and volatility are used as inputs for such valuation techniques. The company incorporates credit valuation adjustments to appropriately reflect both its own non-performance risk and the counterparty’s non-performance risk in the fair value measurements.
[2]	The fair value of commodity swap contracts is measured using the discounted difference between contractual rates and market future rates. The fair value of natural gas commodity options is measured using techniques derived from the Black-Scholes pricing model. The company incorporates credit valuation adjustments to appropriately reflect both its own non-performance risk and the counterparty’s non-performance risk in the fair value measurements.